Consolidated Balance Sheets (Parenthetical) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Total capital assets, accumulated depreciation	CAD 188,398	CAD 173,537
Common shares, authorized	unlimited	unlimited
Common Stock, Shares, Issued	33,150,281	34,923,916
Common Stock, Shares, Outstanding	33,150,281	34,923,916